Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000243995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000243995 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000243995 | UK Sterling/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243995 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243995 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | Canadian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243995 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | Russell 2000 Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | Stocks
Holdings [Line Items]
Percent of Total Investments	40.20%
C000243995 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.40%
C000243995 | Currencies
Holdings [Line Items]
Percent of Total Investments	23.90%
C000243995 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	7.50%
C000243995 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000243995 | FR_TSR_Top10_ NATGAS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243995 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | FR_TSR_Top10_ COPPER
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243995 | FR_TSR_Top10_ STERLING
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243995 | FR_TSR_Top10_ CAD
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243995 | FR_TSR_Top10_ JPY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | FR_TSR_Top10_ NEWZEAL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243995 | FR_TSR_Top10_ AUD
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243995 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000243995 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | FR_TSR_Top10_ TOKYOSTOCKEXCHANGE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | FR_TSR_Top10_ RUSSELL2000
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | FR_TSR_Top10_ DAX
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243995 | FR_TSR_Top10_ EURBOBL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243995 | FR_TSR_Top10_EUROBUND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243995 | FR_TSR_Top10_ USTREASURIES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243995 | FR_TSR_Top10_GILTS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247981 | Targa Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247981 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247981 | Methanex Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247981 | Permian Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247981 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247981 | Darling Ingredients, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000247981 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Anglogold Ashanti PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Occidental Petroleum Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247981 | Teck Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000247981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000247981 | Zambia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247981 | Monaco
Holdings [Line Items]
Percent of Total Investments	1.20%
C000247981 | Chile
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247981 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247981 | Brazil
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247981 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247981 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Germany
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Canada
Holdings [Line Items]
Percent of Total Investments	23.30%
C000247981 | United States
Holdings [Line Items]
Percent of Total Investments	55.20%
C000247981 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000247981 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.80%